JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.2%
Aerospace & Defense — 0.2%
Moog, Inc., Class A	27	2,162

Air Freight & Logistics — 0.3%
Echo Global Logistics, Inc. *	155	3,510

Auto Components — 1.2%
Gentherm, Inc. *	158	6,491
Stoneridge, Inc. * (a)	281	8,707

		15,198

Banks — 8.9%
1st Source Corp.	45	2,067
Atlantic Union Bankshares Corp.	36	1,350
BancFirst Corp.	138	7,648
BancorpSouth Bank (a)	185	5,485
BankFinancial Corp.	70	834
Banner Corp.	143	8,053
Brookline Bancorp, Inc.	184	2,712
Cadence BanCorp	11	200
Cathay General Bancorp (a)	72	2,514
Central Pacific Financial Corp.	225	6,384
Central Valley Community Bancorp	17	341
Columbia Banking System, Inc.	180	6,630
CVB Financial Corp. (a)	299	6,246
Enterprise Financial Services Corp.	43	1,736
First Commonwealth Financial Corp.	303	4,018
First Community Bankshares, Inc.	20	651
First Hawaiian, Inc.	66	1,760
First Interstate BancSystem, Inc., Class A	46	1,848
Flushing Financial Corp.	61	1,238
Great Western Bancorp, Inc.	22	736
Hope Bancorp, Inc.	148	2,121
IBERIABANK Corp.	27	2,002
Independent Bank Corp.	86	1,835
Independent Bank Corp.	10	717
Investors Bancorp, Inc.	203	2,308
National Bank Holdings Corp., Class A	17	578
PacWest Bancorp	49	1,790
People’s United Financial, Inc.	101	1,575
Simmons First National Corp., Class A	86	2,141
South State Corp.	11	806
TCF Financial Corp.	95	3,603
Trustmark Corp. (a)	453	15,463
UMB Financial Corp. (a)	45	2,888
United Bankshares, Inc. (a)	133	5,027
Webster Financial Corp.	43	2,029
West Bancorp, Inc.	29	636
Westamerica Bancorp	167	10,373

		118,343

Biotechnology — 6.3%
ACADIA Pharmaceuticals, Inc. *	168	6,031
Achillion Pharmaceuticals, Inc. *	445	1,603
Aimmune Therapeutics, Inc. * (a)	101	2,108
Alder Biopharmaceuticals, Inc. * (a)	192	3,629
Alector, Inc. *	39	565
AMAG Pharmaceuticals, Inc. * (a)	20	231
Amicus Therapeutics, Inc. *	308	2,473
Arena Pharmaceuticals, Inc. *	94	4,304
Atara Biotherapeutics, Inc. *	104	1,465
Athenex, Inc. * (a)	246	2,993
Biohaven Pharmaceutical Holding Co. Ltd. *	115	4,793
Bluebird Bio, Inc. * (a)	16	1,437
Bridgebio Pharma, Inc. * (a)	77	1,649
Clovis Oncology, Inc. * (a)	141	554
CytomX Therapeutics, Inc. *	105	777
Eagle Pharmaceuticals, Inc. *	25	1,410
Eiger BioPharmaceuticals, Inc. *	265	2,712
Flexion Therapeutics, Inc. * (a)	108	1,485
Forty Seven, Inc. *	196	1,261
Global Blood Therapeutics, Inc. * (a)	101	4,922
Gritstone Oncology, Inc. * (a)	46	395
Homology Medicines, Inc. * (a)	64	1,155
Intercept Pharmaceuticals, Inc. * (a)	60	3,960
La Jolla Pharmaceutical Co. * (a)	100	879
Mersana Therapeutics, Inc. *	644	1,017
Myriad Genetics, Inc. * (a)	53	1,525
Principia Biopharma, Inc. * (a)	113	3,190
Protagonist Therapeutics, Inc. * (a)	244	2,930
Puma Biotechnology, Inc. * (a)	72	780
REGENXBIO, Inc. * (a)	94	3,336
Sangamo Therapeutics, Inc. * (a)	60	544
Sarepta Therapeutics, Inc. * (a)	27	2,045
Seres Therapeutics, Inc. * (a)	512	2,051
Solid Biosciences, Inc. * (a)	98	1,009
Sutro Biopharma, Inc. *	36	329
Synlogic, Inc. *	201	460
TCR2 Therapeutics, Inc. * (a)	78	1,179
TG Therapeutics, Inc. * (a)	217	1,219
Vanda Pharmaceuticals, Inc. *	157	2,079
Voyager Therapeutics, Inc. *	167	2,868
Xencor, Inc. * (a)	119	4,015
Y-mAbs Therapeutics, Inc. *	11	279

		83,646

Building Products — 1.9%
Builders FirstSource, Inc. *	333	6,847
Continental Building Products, Inc. *	243	6,645
CSW Industrials, Inc.	99	6,853
Masonite International Corp. *	85	4,947
Quanex Building Products Corp.	2	34

		25,326

Capital Markets — 1.0%
Brightsphere Investment Group, Inc.	54	534
Cowen, Inc., Class A * (a)	61	942
Donnelley Financial Solutions, Inc. *	100	1,234
Houlihan Lokey, Inc.	121	5,476
Stifel Financial Corp.	81	4,656

		12,842

Chemicals — 1.0%
FutureFuel Corp.	165	1,967
Minerals Technologies, Inc.	61	3,221
PolyOne Corp.	35	1,140

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Trinseo SA	168	7,217

		13,545

Commercial Services & Supplies — 2.2%
ABM Industries, Inc. (a)	46	1,661
ACCO Brands Corp.	970	9,571
Deluxe Corp.	89	4,396
Ennis, Inc.	253	5,119
HNI Corp.	88	3,128
Quad/Graphics, Inc. (a)	345	3,625
VSE Corp.	40	1,349

		28,849

Communications Equipment — 0.8%
Cambium Networks Corp. *	170	1,652
Extreme Networks, Inc. * (a)	620	4,510
InterDigital, Inc.	74	3,904

		10,066

Construction & Engineering — 2.6%
Comfort Systems USA, Inc. (a)	94	4,162
EMCOR Group, Inc.	223	19,204
MasTec, Inc. *	96	6,227
MYR Group, Inc. *	89	2,795
Sterling Construction Co., Inc. *	133	1,751

		34,139

Consumer Finance — 0.6%
Credit Acceptance Corp. *	8	3,679
FirstCash, Inc.	25	2,248
Green Dot Corp., Class A *	39	974
Nelnet, Inc., Class A	11	712

		7,613

Containers & Packaging — 0.2%
Graphic Packaging Holding Co.	98	1,450
Myers Industries, Inc.	91	1,603

		3,053

Distributors — 0.2%
Core-Mark Holding Co., Inc.	78	2,515
Weyco Group, Inc.	1	16

		2,531

Diversified — 0.0% (b)
UMH Properties, Inc., REIT	3	35

Diversified Consumer Services — 0.9%
Houghton Mifflin Harcourt Co. * (a)	51	269
K12, Inc. *	432	11,405

		11,674

Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc.	123	6,772
Consolidated Communications Holdings, Inc. (a)	1,103	5,252

		12,024

Electric Utilities — 1.2%
IDACORP, Inc.	13	1,487
PNM Resources, Inc.	65	3,359
Portland General Electric Co.	146	8,226
Spark Energy, Inc., Class A (a)	228	2,404

		15,476

Electrical Equipment — 1.4%
Bloom Energy Corp., Class A * (a)	9	31
Generac Holdings, Inc. * (a)	203	15,872
Powell Industries, Inc.	76	2,980

		18,883

Electronic Equipment, Instruments & Components — 2.2%
Benchmark Electronics, Inc.	42	1,221
Fabrinet (Thailand) *	83	4,366
Insight Enterprises, Inc. *	43	2,383
OSI Systems, Inc. * (a)	93	9,402
Tech Data Corp. *	116	12,071

		29,443

Energy Equipment & Services — 1.4%
Dril-Quip, Inc. *	192	9,611
FTS International, Inc. *	114	255
Matrix Service Co. *	322	5,527
SEACOR Holdings, Inc. *	76	3,569

		18,962

Equity Real Estate Investment Trusts (REITs) — 7.2%
Alexander & Baldwin, Inc.	37	913
American Assets Trust, Inc.	232	10,866
Americold Realty Trust	371	13,771
Ashford Hospitality Trust, Inc.	536	1,773
CoreSite Realty Corp.	97	11,780
CubeSmart	58	2,012
DiamondRock Hospitality Co.	490	5,022
Easterly Government Properties, Inc.	35	736
EastGroup Properties, Inc.	30	3,769
Equity LifeStyle Properties, Inc.	22	2,939
First Industrial Realty Trust, Inc.	89	3,517
Front Yard Residential Corp.	35	399
GEO Group, Inc. (The)	382	6,618
Getty Realty Corp.	25	792
Gladstone Commercial Corp.	17	391
Hersha Hospitality Trust	70	1,038
Highwoods Properties, Inc.	32	1,438
Lexington Realty Trust	299	3,062
Mack-Cali Realty Corp.	77	1,670
National Retail Properties, Inc. (a)	11	598
Pebblebrook Hotel Trust (a)	224	6,241
Piedmont Office Realty Trust, Inc., Class A	187	3,898
PS Business Parks, Inc.	13	2,279
RLJ Lodging Trust	48	818
Saul Centers, Inc.	42	2,284
Sunstone Hotel Investors, Inc.	359	4,926
Taubman Centers, Inc.	16	636
Terreno Realty Corp.	18	914
Xenia Hotels & Resorts, Inc.	36	763

		95,863

Food & Staples Retailing — 0.2%
Grocery Outlet Holding Corp. *	36	1,241
Rite Aid Corp. * (a)	204	1,418

		2,659

Food Products — 1.3%
Darling Ingredients, Inc. *	597	11,412
Sanderson Farms, Inc.	33	5,024
Seneca Foods Corp., Class A *	17	532

		16,968

Gas Utilities — 0.6%
New Jersey Resources Corp.	14	611

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Northwest Natural Holding Co.	22	1,562
ONE Gas, Inc.	17	1,586
Southwest Gas Holdings, Inc.	44	3,969

		7,728

Health Care Equipment & Supplies — 3.6%
AngioDynamics, Inc. *	256	4,717
Integer Holdings Corp. *	209	15,826
Lantheus Holdings, Inc. *	68	1,695
Meridian Bioscience, Inc.	188	1,785
Nevro Corp. * (a)	63	5,388
NuVasive, Inc. *	117	7,427
Orthofix Medical, Inc. *	42	2,200
Varex Imaging Corp. *	302	8,631

		47,669

Health Care Providers & Services — 2.5%
Amedisys, Inc. *	50	6,547
Community Health Systems, Inc. * (a)	264	949
Cross Country Healthcare, Inc. *	342	3,524
Diplomat Pharmacy, Inc. * (a)	463	2,270
Magellan Health, Inc. *	164	10,166
Owens & Minor, Inc. (a)	512	2,977
Patterson Cos., Inc. (a)	255	4,539
Surgery Partners, Inc. * (a)	120	888
Tenet Healthcare Corp. * (a)	66	1,455
Triple-S Management Corp., Class B (Puerto Rico) * (a)	6	77

		33,392

Health Care Technology — 2.1%
Allscripts Healthcare Solutions, Inc. * (a)	1,622	17,814
Evolent Health, Inc., Class A * (a)	568	4,084
HealthStream, Inc. *	196	5,082
Livongo Health, Inc. * (a)	55	956

		27,936

Hotels — 0.2%
Service Properties Trust, REIT	87	2,252

Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands, Inc.	450	8,520
Boyd Gaming Corp.	121	2,903
Brinker International, Inc. (a)	218	9,312
Red Lion Hotels Corp. * (a)	153	993

		21,728

Household Durables — 3.3%
Hamilton Beach Brands Holding Co., Class A	35	571
KB Home	478	16,240
Sonos, Inc. * (a)	774	10,381
TRI Pointe Group, Inc. *	1,116	16,792

		43,984

Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp. *	2,096	4,906
Clearway Energy, Inc., Class A	80	1,393

		6,299

Insurance — 1.6%
Ambac Financial Group, Inc. *	13	257
American Equity Investment Life Holding Co.	14	347
CNO Financial Group, Inc.	147	2,322
First American Financial Corp.	29	1,716
Global Indemnity Ltd. (Cayman Islands)	17	426
Kemper Corp.	15	1,197
Kinsale Capital Group, Inc.	71	7,288
MBIA, Inc. * (a)	51	473
Primerica, Inc.	53	6,775
Third Point Reinsurance Ltd. (Bermuda) *	52	518

		21,319

Interactive Media & Services — 0.2%
Yelp, Inc. *	70	2,426

Internet & Direct Marketing Retail — 0.6%
Etsy, Inc. *	21	1,203
Groupon, Inc. * (a)	441	1,173
Stamps.com, Inc. * (a)	80	5,956

		8,332

IT Services — 2.1%
Brightcove, Inc. *	310	3,245
CACI International, Inc., Class A *	23	5,354
Euronet Worldwide, Inc. *	15	2,260
KBR, Inc.	68	1,679
NIC, Inc.	197	4,061
Perficient, Inc. *	285	10,989
Unisys Corp. *	33	241

		27,829

Life Sciences Tools & Services — 0.8%
10X Genomics, Inc., Class A *	23	1,169
Adaptive Biotechnologies Corp. * (a)	55	1,684
Medpace Holdings, Inc. * (a)	83	6,940
Personalis, Inc. *	62	905

		10,698

Machinery — 3.0%
Actuant Corp., Class A	13	280
Douglas Dynamics, Inc.	201	8,970
EnPro Industries, Inc.	42	2,911
Graham Corp.	30	601
Harsco Corp. *	64	1,208
Hillenbrand, Inc.	167	5,155
Kadant, Inc.	39	3,422
LB Foster Co., Class A *	20	424
Meritor, Inc. *	149	2,756
Wabash National Corp.	920	13,344

		39,071

Media — 1.7%
Hemisphere Media Group, Inc. *	188	2,303
New Media Investment Group, Inc. (a)	107	946
Nexstar Media Group, Inc., Class A	61	6,190
Sinclair Broadcast Group, Inc., Class A	257	10,975
WideOpenWest, Inc. * (a)	380	2,342

		22,756

Metals & Mining — 0.8%
Kaiser Aluminum Corp.	11	1,049
Warrior Met Coal, Inc.	237	4,619
Worthington Industries, Inc.	146	5,262

		10,930

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Blackstone Mortgage Trust, Inc., Class A (a)	78	2,782
Capstead Mortgage Corp. (a)	64	470
Cherry Hill Mortgage Investment Corp.	93	1,214
Invesco Mortgage Capital, Inc.	129	1,968
Two Harbors Investment Corp.	256	3,359

		9,793

Multi-Utilities — 0.4%
Black Hills Corp. (a)	68	5,210

Oil, Gas & Consumable Fuels — 2.5%
Arch Coal, Inc., Class A (a)	70	5,198
CVR Energy, Inc.	16	712
Delek US Holdings, Inc.	275	9,986
Dorian LPG Ltd. *	5	50
Gulfport Energy Corp. *	762	2,064
Peabody Energy Corp.	139	2,052
Renewable Energy Group, Inc. * (a)	78	1,169
REX American Resources Corp. *	94	7,181
W&T Offshore, Inc. *	1,101	4,811

		33,223

Paper & Forest Products — 0.8%
Boise Cascade Co.	80	2,616
Domtar Corp.	34	1,229
Louisiana-Pacific Corp.	131	3,208
Verso Corp., Class A *	311	3,854

		10,907

Personal Products — 0.4%
Edgewell Personal Care Co. * (a)	40	1,289
Herbalife Nutrition Ltd. *	30	1,142
Medifast, Inc.	11	1,171
USANA Health Sciences, Inc. *	17	1,187

		4,789

Pharmaceuticals — 2.1%
Arvinas, Inc. *	3	74
Horizon Therapeutics plc *	253	6,893
Lannett Co., Inc. * (a)	375	4,200
Menlo Therapeutics, Inc. *	84	376
MyoKardia, Inc. * (a)	108	5,637
Paratek Pharmaceuticals, Inc. * (a)	246	1,061
Prestige Consumer Healthcare, Inc. *	161	5,596
Reata Pharmaceuticals, Inc., Class A * (a)	45	3,640
resTORbio, Inc. * (a)	62	547

		28,024

Professional Services — 2.7%
Barrett Business Services, Inc. (a)	141	12,515
Heidrick & Struggles International, Inc.	20	546
Huron Consulting Group, Inc. *	180	11,015
Kforce, Inc.	119	4,487
Korn Ferry	118	4,571
TrueBlue, Inc. *	136	2,878

		36,012

Road & Rail — 0.7%
ArcBest Corp.	239	7,269
Covenant Transportation Group, Inc., Class A *	25	410
Schneider National, Inc., Class B	44	947
YRC Worldwide, Inc. * (a)	305	922

		9,548

Semiconductors & Semiconductor Equipment — 3.8%
Amkor Technology, Inc. *	790	7,187
Cirrus Logic, Inc. *	245	13,108
NeoPhotonics Corp. *	221	1,347
Rambus, Inc. *	1,033	13,559
Synaptics, Inc. *	132	5,261
Veeco Instruments, Inc. *	271	3,163
Xperi Corp.	317	6,549

		50,174

Software — 5.8%
ACI Worldwide, Inc. *	431	13,496
Aspen Technology, Inc. *	38	4,735
Avaya Holdings Corp. *	367	3,756
Box, Inc., Class A * (a)	250	4,138
Cloudflare, Inc., Class A *	31	568
CommVault Systems, Inc. *	352	15,745
Dynatrace, Inc. * (a)	192	3,577
j2 Global, Inc. (a)	63	5,708
Manhattan Associates, Inc. *	37	2,965
MicroStrategy, Inc., Class A *	15	2,218
Proofpoint, Inc. *	33	4,220
Qualys, Inc. *	63	4,767
Synchronoss Technologies, Inc. * (a)	229	1,234
Telenav, Inc. * (a)	140	668
TiVo Corp.	1,243	9,463

		77,258

Specialty Retail — 3.0%
Abercrombie & Fitch Co., Class A (a)	621	9,681
Barnes & Noble Education, Inc. * (a)	608	1,898
Conn’s, Inc. * (a)	39	979
Five Below, Inc. *	11	1,337
Hibbett Sports, Inc. * (a)	198	4,523
Murphy USA, Inc. *	55	4,719
Office Depot, Inc.	1,229	2,156
Sleep Number Corp. * (a)	183	7,553
Tailored Brands, Inc. (a)	182	802
Zumiez, Inc. * (a)	202	6,398

		40,046

Textiles, Apparel & Luxury Goods — 1.7%
Crocs, Inc. *	146	4,049
Deckers Outdoor Corp. *	92	13,516
Fossil Group, Inc. * (a)	359	4,492

		22,057

Thrifts & Mortgage Finance — 2.9%
Capitol Federal Financial, Inc.	16	220
First Defiance Financial Corp.	33	947
Meridian Bancorp, Inc.	444	8,320
MGIC Investment Corp.	346	4,347
NMI Holdings, Inc., Class A *	45	1,169
Northfield Bancorp, Inc.	431	6,925
Radian Group, Inc.	87	1,996
Washington Federal, Inc. (a)	382	14,139

		38,063

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Trading Companies & Distributors — 1.5%
BMC Stock Holdings, Inc. *	104		2,728
DXP Enterprises, Inc. *	100		3,460
MRC Global, Inc. *	377		4,571
NOW, Inc. *	481		5,512
Titan Machinery, Inc. *	145		2,081
Veritiv Corp. *	61		1,100

			19,452

Water Utilities — 0.9%
American States Water Co. (a)	133		11,992

TOTAL COMMON STOCKS (Cost $1,162,860)			1,313,707

	No. of Warrants (000)
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 USD * (Cost $ — )	—	(c)	—

	Shares (000)
SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (d) (e) (Cost $12,811)	12,807		12,811

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.0%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (d) (e)	71,012		71,012
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (d) (e)	21,493		21,493

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $92,511)			92,505

Total Investments — 107.2% (Cost $1,268,182)			1,419,023
Liabilities in Excess of Other Assets — (7.2)%			(95,320)

Net Assets — 100.0%			1,323,703

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $89,713,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	115	12/2019	USD	8,764	(275)

Abbreviations

USD	United States Dollar

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,419,023	$—	(b)	$—	$1,419,023

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(275)	$—		$—	$(275)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of warrants.
(b)	Value is zero.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$38,896	$67,159	$93,243	$— (c)	$(1)	$12,811	12,807	$172	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (a) (b)	106,032	47,000	82,000	(3)	(17)	71,012	71,012	571	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	25,260	106,564	110,331	—	—	21,493	21,493	126	—

Total	$170,188	$220,723	$285,574	$(3)	$(18)	$105,316		$869	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
(c)	Amount rounds to less than one thousand.